Debt - Scheduled Future Payments on Term Loan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: current portion	$ 0	$ (5,493)
Long-term debt, net of current portion	29,016	$ 9,149
CRG Term Loan
Debt Instrument [Line Items]
2016	2,541
2017	2,652
2018	12,019
2019	19,644
2020 and thereafter	10,506
Total future payments	47,362
Less: amount representing interest and end-of-term facility fee	(17,362)
Amount outstanding under the agreement	30,000
Less: unamortized debt discount	(984)
Carrying value of long-term debt	29,016
Less: current portion	0
Long-term debt, net of current portion	$ 29,016